Geographic and Significant Customer Information - Schedule of Sets Forth Reporting Property and Equipment Information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	$ 914	$ 993
Israel [Member]
Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	768	821
United States [Member]
Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	$ 146	$ 171